Note 19 - Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2021	2020	2019
Expected dividends	1.53%	1.56%	1.60%
Expected term (in years)	9.13	7.38	7.14
Expected stock price volatility	36%	31%	25%
Risk-free rate	1.45%	0.52%	1.90%

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	2021		2020		2019
		Weighted Average		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	284,591	$43.71	273,039	$41.19	277,820	$40.11
Granted	121,830	61.48	43,833	55.72	17,833	51.16
Exercised	(48,867)	40.76	(24,881)	37.84	(22,614)	35.78
Forfeited or expired	(300)	37.60	(7,400)	41.70	—	—
Outstanding at end of year	357,254	$50.18	284,591	$43.71	273,039	$41.19
Options and cash-settled SARs exercisable at year end	159,560	$41.93	151,695	$40.89	122,932	$40.19

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/21	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Number Outstanding at 12/31/21	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)
$31.31 - $47.25	178,380	$41.09	4.86	147,782	$40.98	4.81
$51.00 - $63.25	178,874	$59.24	9.15	11,778	$53.55	7.88
	357,254			159,560
Aggregate intrinsic value (in thousands)	$4,670			$3,406

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Restricted Stock Shares
	Shares	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2020	—	$—
Granted	1,250	62.10
Vested	—	—
Forfeited	—	—
Outstanding at December 31, 2021	1,250	$62.10